SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Error Corrections on Consolidated Statement of Stockholders' Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity	$ 251,825	$ 299,218	$ 299,491	$ 300,867
Additional Paid-In Capital (APIC)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity	327,045	315,818	302,557	292,715
(Accumulated Deficit) Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity	$ (75,260)	(16,638)	(3,103)	8,116
Immaterial Errors
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		299,218	299,491	300,867
Immaterial Errors | Additional Paid-In Capital (APIC)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		315,818	302,557	292,715
Immaterial Errors | (Accumulated Deficit) Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		(16,638)	(3,103)	8,116
Immaterial Errors | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		304,371	300,237	301,028
Immaterial Errors | As Previously Reported | Additional Paid-In Capital (APIC)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		319,554	302,557	292,715
Immaterial Errors | As Previously Reported | (Accumulated Deficit) Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		(15,221)	(2,357)	8,277
Immaterial Errors | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		(5,153)	(746)	(161)
Immaterial Errors | Adjustment | Additional Paid-In Capital (APIC)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		(3,736)	0	0
Immaterial Errors | Adjustment | (Accumulated Deficit) Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders’ equity		$ (1,417)	$ (746)	$ (161)